ADAMS NATURAL RESOURCES FUND, INC.

Schedule of Investments

September 30, 2020
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Energy — 65.3%
Equipment & Services — 5.4%
Baker Hughes Company	202,100	$2,685,909
Halliburton Company	264,970	3,192,889
National Oilwell Varco, Inc.	115,900	1,050,054
Schlumberger Limited	456,400	7,101,584
TechnipFMC plc	132,900	838,599
		14,869,035
Exploration & Production — 15.3%
Apache Corporation	124,000	1,174,280
Cabot Oil & Gas Corporation	158,700	2,755,032
Concho Resources Inc.	83,240	3,672,549
ConocoPhillips	373,400	12,262,456
Devon Energy Corporation	126,200	1,193,852
Diamondback Energy, Inc.	76,400	2,301,168
EOG Resources, Inc.	136,400	4,902,216
Hess Corporation	83,600	3,421,748
Marathon Oil Corporation	261,100	1,067,899
Noble Energy, Inc.	156,100	1,334,655
Occidental Petroleum Corporation	258,651	2,589,097
Occidental Petroleum Corporation warrants, strike price $22.00, expires 8/3/27 (b)	43,381	130,143
Pioneer Natural Resources Company	62,900	5,408,771
Whiting Petroleum Corporation (b)	576	9,959
Whiting Petroleum Corporation warrants, strike price $73.44, expires 9/1/24 (b)	2,654	6,502
Whiting Petroleum Corporation warrants, strike price $83.45, expires 9/1/25 (b)	1,327	3,118
		42,233,445
Integrated Oil & Gas — 31.3%
Chevron Corporation	603,500	43,452,000
Exxon Mobil Corporation	1,247,030	42,810,540
		86,262,540
Refining & Marketing — 7.2%
HollyFrontier Corporation	47,700	940,167
Marathon Petroleum Corporation	206,485	6,058,270
Phillips 66	138,375	7,173,360
Valero Energy Corporation	129,700	5,618,604
		19,790,401

Schedule of Investments (continued)

September 30, 2020
(unaudited)
	Shares	Value (a)
Storage & Transportation — 6.1%
Kinder Morgan, Inc.	568,100	$7,004,673
ONEOK, Inc.	111,500	2,896,770
Williams Companies, Inc.	347,700	6,832,305
		16,733,748
Materials — 33.4%
Chemicals — 21.7%
Air Products and Chemicals, Inc.	23,100	6,880,566
Albemarle Corporation	9,000	803,520
Celanese Corporation	30,000	3,223,500
CF Industries Holdings, Inc.	23,600	724,756
Corteva Inc.	66,245	1,908,518
Dow, Inc.	65,745	3,093,302
DuPont de Nemours, Inc.	114,945	6,377,149
Eastman Chemical Company	8,900	695,268
Ecolab Inc.	31,600	6,314,944
FMC Corporation	10,500	1,112,055
International Flavors & Fragrances Inc.	13,600	1,665,320
Linde plc	79,000	18,812,270
LyondellBasell Industries N.V.	60,800	4,285,792
Mosaic Company	31,301	571,869
PPG Industries, Inc.	27,600	3,369,408
		59,838,237
Construction Materials — 4.4%
Martin Marietta Materials, Inc.	4,800	1,129,728
Sherwin-Williams Company	13,900	9,684,686
Vulcan Materials Company	9,900	1,341,846
		12,156,260
Containers & Packaging — 2.9%
Amcor plc	125,100	1,382,355
Avery Dennison Corporation	5,500	703,120
Ball Corporation	29,100	2,418,792
International Paper Company	32,900	1,333,766
Packaging Corporation of America	7,600	828,780
Sealed Air Corporation	13,300	516,173
WestRock Company	22,200	771,228
		7,954,214
Metals & Mining — 4.4%
Freeport-McMoRan, Inc.	293,600	4,591,904
Newmont Corporation	102,300	6,490,935
Nucor Corporation	23,400	1,049,724
		12,132,563
Utilities — 0.8%
Utilities Select Sector SPDR Fund	39,200	2,327,696

Schedule of Investments (continued)

September 30, 2020
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $444,907,254)		$274,298,139

Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.16% (c)	2,099,440	2,099,650
Northern Institutional Treasury Portfolio, 0.04% (c)	506,962	506,962
Total Short-Term Investments
(Cost $2,606,732)		2,606,612
Total — 100.4% of Net Assets
(Cost $447,513,986)		276,904,751
Other Assets Less Liabilities — (0.4)%		(1,112,124)
Net Assets — 100.0%		$275,792,627

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.